Phoenix Investment Partners

OCTOBER 31, 1998

ANNUAL REPORT

                                     Phoenix Multi-Sector Short
                                     Term Bond Fund


[LOGO] PHOENIX
       INVESTMENT PARTNERS

             Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:
[PHOTO]

  The 12 months ended October 31, 1998 were a particularly difficult time for funds that invest in credit-sensitive sectors. Risk aversion, after Russia's debt moratorium, drove the bond market. Despite the Fund's neutral duration, its exposure to more credit-sensitive areas overwhelmed interest rate movements.

  During periods of market extremes, we believe that by remaining true to our discipline of focusing on the most undervalued sectors, we will continue to add value for our shareholders over the long term. We believe that our disciplined approach and past experience in investing during difficult markets will lead us to the most attractive long-term opportunities. Of course, past performance is no guarantee of future results.

  On the following page, your Fund manager reviews the market environment during this reporting period and offers his outlook for the next six months. We hope you find his comments informative. If you have any questions, please contact your financial advisor or call us toll-free at 1-800-243-1574.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin

December 8, 1998

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund is appropriate for investors seeking high current income from a broadly diversified short-term bond fund. Investors should note that foreign investments pose added risks, such as currency fluctuation, less public disclosure, and political and economic uncertainty, and that high-yielding fixed-income securities generally are subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding fixed-income securities.

Q: HOW HAS THE FUND PERFORMED OVER THE LAST FISCAL YEAR?

A: For the 12 months ended October 31, 1998, Class A shares returned 0.85%, Class B shares returned 0.12% and Class C shares returned 0.59% compared with a return of 7.14% for the Merrill Lynch Medium Quality Corporate Index.(1) All performance figures assume reinvestment of distributions and exclude the effect of sales charges.

Q: WHAT FACTORS AFFECTED PERFORMANCE?

A: Despite the Fund's short duration, our exposure to more credit-sensitive sectors overwhelmed interest rate movements. During 1998, the world financial markets have been experiencing a global "flight to quality" that has been driven by the financial crises in Asia and Russia. U.S. Treasuries have been the sole benefactor, while the biggest losers have been higher-yielding sectors, such as emerging-markets and domestic high-yield, two of our largest portfolio positions.

Q: WHAT IS YOUR CURRENT STRATEGY?

A: The two biggest risks in fixed-income investing are interest rate risk and credit risk. Our investment approach does not try to anticipate the direction of interest rates. Instead, we seek to add value by identifying undervalued sectors of the bond market. This contrarian approach is one that requires discipline and conviction, but has served us well in the past. Of course, past performance is no guarantee of future results.

    We will continue to follow our value-oriented investment approach, overweighting those sectors where we find the best values. Despite recent weakness, our long-term outlook remains constructive. We feel the market has overreacted to global events, resulting in extraordinary values for long-term investors. We will continue to maintain a well-diversified portfolio (investing across 12 market sectors), with exposure to more credit-sensitive sectors, which we perceive to be considerably undervalued.

Q: WHAT IS YOUR OUTLOOK?

A: It is important at times like this to keep a long-term perspective as extreme market moves like the one we are currently experiencing generally reverse themselves over time. We have seen a number of market events like this over the last decade. Two that most resemble the current situation were the "junk" bond panic of 1990-91 and the Mexican peso devaluation in 1994-95. Although both of these events triggered dips in the market, long-term investors were rewarded for their patience and conviction. Of course, past performance is no guarantee of future performance, and there can be no assurance that there will be a similar turnaround in emerging markets.

                                                               NOVEMBER 12, 1998

(1) THE MERRILL LYNCH MEDIUM QUALITY CORPORATE INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF TOTAL RETURN PERFORMANCE OF CORPORATE BONDS WITH MATURITIES OF 1-2.99 YEARS AND MEDIUM QUALITY RATINGS. THE INDEX IS NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix Multi-Sector Short Term Bond Fund

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

AVERAGE ANNUAL TOTAL RETURNS(1)                          PERIODS ENDING 10/31/98

                                                       INCEPTION   INCEPTION
                                     1 YEAR  5 YEARS  TO 10/31/98    DATES
                                     ------  -------  -----------  ---------
Class A Shares at NAV(2)              0.85%   6.39%       6.46%       7/6/92
Class A Shares at POP(3)             (1.48)   5.92        6.08        7/6/92

Class B Shares at NAV(2)              0.12    5.83        5.88        7/6/92
Class B Shares with CDSC(4)          (1.24)   5.83        5.88        7/6/92

Class C Shares at NAV(2)              0.59     --        (0.66)      10/1/97

Merrill Lynch Medium Quality
Corporate Short-Term Bond Index       7.14    6.47       Note 5       Note 5

(1) Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

(2) "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

(3) "POP" (Public Offering Price) total returns include the effect of the maximum front-end 2.25% sales charge.

(4) CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 2% to 0% over a three year period.

(5) Index performance is 6.74% for Class A and Class B (since 6/30/92) and 7.24% for Class C (since 9/30/97), respectively.

(6) This chart illustrates POP returns on Class A Shares and CDSC returns on Class B Shares.

(7) The Merrill Lynch Medium Quality Corporate Short-Term Bond Index is an unmanaged, commonly used measure of total return performance of corporate bonds with maturities of 1-2.99 years and medium quality ratings. The index's performance does not reflect sales charges.

All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                          PERIODS ENDING 10/31

              Phoenix         Phoenix          Merrill Lynch
            Multi-Sector    Multi-Sector       Medium Quality
          Short Term Bond  Short Term Bond  Corporate Short-Term
             Class B(6)      Class A(6)        Bond Index(7)
          ---------------  ---------------  --------------------
7/6/92      $10,000.00         $9,775.00         $10,000.00
10/30/92    $10,006.68         $9,818.76         $10,281.00
10/29/93    $10,809.55        $10,652.79         $11,049.00
10/31/94    $10,806.02        $10,694.96         $11,263.00
10/31/95    $11,854.78        $11,793.63         $12,332.00
10/31/96    $13,084.25        $13,082.00         $13,159.00
10/31/97    $14,330.22        $14,400.24         $14,110.00
10/30/98    $14,348.10        $14,523.10         $15,118.00

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 7/6/92 in Class A shares and reflects the maximum sales charge of 2.25% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

SECTOR WEIGHTINGS 10/31/98

As a percentage of bond holdings

Foreign Government      25%
Corporate               23
Non-Agency Mortgage     21
Asset-Backed            11
Foreign Corporate        9
Municipal                6
U.S. Government          4
Agency Mortgage-Backed   1

Phoenix Multi-Sector Short Term Bond Fund

TEN LARGEST FIXED INCOME HOLDINGS AT OCTOBER 31, 1998 (AS A PERCENTAGE OF TOTAL
                                  NET ASSETS)

    1.  U.S. Government Securities                                     3.7%
        U.S. TREASURY NOTES
    2.  Poland PDI                                                     3.4%
        FOREIGN GOVERNMENT SECURITY
    3.  Republic of Argentina                                          3.2%
        FOREIGN GOVERNMENT SECURITY
    4.  Merrill Lynch Mortgage Investors, Inc.                         2.6%
        NON-AGENCY MORTGAGE-BACKED SECURITY
    5.  Republic of Korea                                              1.8%
        FOREIGN GOVERNMENT SECURITY
    6.  Prudential Securities Secured Financing Corp.                  1.7%
        NON-AGENCY MORTGAGE-BACKED SECURITY
    7.  Republic of Panama                                             1.7%
        FOREIGN GOVERNMENT SECURITY
    8.  Copelco Capital Funding Corp.                                  1.7%
        ASSET-BACKED SECURITY
    9.  ContiMortgage Home Equity Loan Trust                           1.7%
        NON-AGENCY MORTGAGE-BACKED SECURITY
   10.  Republic of Bulgaria                                           1.7%
        FOREIGN GOVERNMENT SECURITY

                        INVESTMENTS AT OCTOBER 31, 1998

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------
U.S. GOVERNMENT SECURITIES--3.7%
U.S. TREASURY NOTES--3.7%
U.S. Treasury Notes 5.625%, 5/15/01.....      Aaa        $       750     $     774,887
U.S. Treasury Notes 5.25%, 8/15/03(g)...      Aaa              1,250         1,303,842
                                                                         -------------
                                                                             2,078,729
                                                                         -------------
--------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $2,084,948)                                                 2,078,729
--------------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--1.4%

GNMA Pool #447976 6.50%, 6/15/28........      Aaa                795           803,552
--------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $790,377)                                                     803,552
--------------------------------------------------------------------------------------
MUNICIPAL BONDS--5.5%
CALIFORNIA--0.8%
San Diego County Pension Taxable Series
A 6.24%, 8/15/02........................      Aaa                400           415,000

ILLINOIS--1.7%
Chicago O'Hare Taxable Revenue 6.47%,
1/1/00..................................      Aaa                150           152,625

Chicago Tax Increment Taxable 6.25%,
6/1/02..................................      Aaa                750           776,250
                                                                         -------------
                                                                               928,875
                                                                         -------------

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------

MASSACHUSETTS--0.7%
Massachusetts State Port Authority
Revenue Series C Taxable 6.05%, 7/1/02..       Aa        $       400     $     411,500

MISSISSIPPI--1.6%
Mississippi State Taxable Series T
7.50%, 11/1/00..........................       Aa                855           897,750

NEW YORK--0.7%
New York State Dormitory Authority
Revenue, Taxable 6.45%, 10/1/99.........      Baa                400           405,384
--------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $2,974,657)                                                 3,058,509
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--11.1%

AESOP Funding II LLC 97-1, A2 144A
6.40%, 10/20/03(b)......................      Aaa                500           519,844

Capita Equipment Receivables Trust 97-1,
B 6.45%, 8/15/02........................       Aa                250           255,547

Case Equipment Loan Trust 95-B, CTFS
6.45%, 9/15/02..........................      Aaa                500           503,125

Continental Airlines Series 972D 7.522%,
6/30/01.................................       Ba                308           310,018

Copelco Capital Funding Corp. 98-A, A3
5.78%, 8/15/01..........................     AAA(c)              950           958,312

First U.S.A. 98-1, C 6.50%, 1/18/06.....       NR                750           766,172

4                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------
Fleetwood Credit Corp. 96-A, B 6.95%,
10/17/11................................       A         $       230     $     233,824
Ford Credit Auto Owner Trust 96-B, CTFS
6.55%, 2/15/02..........................       A                 250           253,594

Green Tree Financial Corp. 96-1, A2
5.85%, 3/15/27..........................      Aaa                500           502,969

MBNA Master Credit Card Trust 98-C, C
144A 6.35%, 11/15/05(b).................       NR                525           532,875

NationsBank Auto Owner Trust 96-A, B2
6.875%, 5/15/03.........................       A                 500           516,987

Premier Auto Trust 97-3, B 6.52%,
1/6/03..................................       A                 250           257,753

Team Fleet Financing Corp. 96-1, B 144A
7.10%, 12/15/02(b)......................     BBB(c)              500           496,094

Team Fleet Financing Corp. 98-2A, C 144A
6.53%, 7/25/02(b).......................     BBB(c)              150           150,094
--------------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,150,071)                                                 6,257,208
--------------------------------------------------------------------------------------
CORPORATE BONDS--22.7%

AEROSPACE/DEFENSE--1.4%
BE Aerospace 144A 9.50%,
11/1/08(b)(h)...........................       B                 250           257,500
Raytheon Co. 5.95%, 3/15/01.............      Baa                500           506,250
                                                                         -------------
                                                                               763,750
                                                                         -------------

AUTO PARTS & EQUIPMENT--0.9%
Collins & Aikman Products 11.50%,
4/15/06.................................       B                 500           517,500
AUTOMOBILES--0.9%
Titan Tire 7%, 2/11/00..................       NR                500           480,000

BANKS (MAJOR REGIONAL)--0.5%
First Union Institutional Capital I
8.04%, 12/1/26..........................       A                 250           264,687

BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
Century Communications 8.75%, 10/1/07...       Ba                500           525,000

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------
BROADCASTING (TELEVISION, RADIO & CABLE)--CONTINUED
Tele-Communications, Inc. 7.375%,
2/15/00.................................      Baa        $       500     $     515,625
                                                                         -------------
                                                                             1,040,625
                                                                         -------------

COMPUTERS (SOFTWARE & SERVICES)--0.6%
Computer Associates International Series
B 6.375%, 4/15/05.......................      Baa                320           317,600

CONSUMER FINANCE--0.9%
Ford Motor Credit 6%, 1/14/03...........       A                 500           512,500

ELECTRIC COMPANIES--0.9%
Niagara Mohawk Power 7.375%, 7/1/03.....       Ba                500           516,250

GAMING, LOTTERY & PARIMUTUEL COMPANIES--2.1%
Horseshoe Gaming LLC Series B 12.75%,
9/30/00.................................       B                 475           503,500

Majestic Star Casino LLC 12.75%,
5/15/03.................................       B                 250           257,500

Station Casinos, Inc. 10.125%,
3/15/06.................................       B                 400           398,000
                                                                         -------------
                                                                             1,159,000
                                                                         -------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.8%
Schein Pharmaceutical, Inc. 8.467%,
12/15/04(d).............................       B                 510           433,500

INVESTMENT BANKING/BROKERAGE--0.9%
Merrill Lynch & Co., Inc. 6%, 7/15/05...       Aa                500           495,625

MANUFACTURING (DIVERSIFIED)--1.3%
Polymer Group, Inc. 9%, 7/1/07..........       B                 250           234,375
Tyco International Group SA 6.125%,
6/15/01.................................      Baa                500           508,750
                                                                         -------------
                                                                               743,125
                                                                         -------------

MANUFACTURING (SPECIALIZED)--0.8%
Indesco International, Inc. 9.75%,
4/15/08.................................       B                 500           461,875

METALS MINING--1.2%
AK Steel Corp. 10.75%, 4/1/04...........       Ba                600           625,500
NSM Steel, Inc. 144A 12%, 2/1/06(b).....      Caa                100            27,000
                                                                         -------------
                                                                               652,500
                                                                         -------------

OIL & GAS (DRILLING & EQUIPMENT)--0.5%
Noble Drilling Corp. 9.125%, 7/1/06.....      Baa                250           255,000

                       See Notes to Financial Statements                       5

Phoenix Multi-Sector Short Term Bond Fund

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------
OIL & GAS (EXPLORATION & PRODUCTION)--1.2%
Benton Oil & Gas Co. 9.375%, 11/1/07....       B         $       500     $     350,000
Lomak Petroleum, Inc. 8.75%, 1/15/07....       B                 375           337,969
                                                                         -------------
                                                                               687,969
                                                                         -------------

PERSONAL CARE--0.6%
Bally Total Fitness Holding Corp. Series
B 9.875%, 10/15/07......................       B                 350           322,000

PUBLISHING--0.9%
News America, Inc. 6.625%, 1/9/08.......      Baa                500           495,625

RETAIL (FOOD CHAINS)--0.9%
Meyer (Fred), Inc. 7.45%, 3/1/08........       Ba                500           525,000

RETAIL (GENERAL MERCHANDISE)--0.9%
Wal-Mart Stores, Inc. 5.85%, 6/1/00.....       Aa                500           508,125

SERVICES (COMMERCIAL & CONSUMER)--0.8%
Anthony Crane Rentals 144A 10.375%,
8/1/08(b)...............................       B                 250           232,187

Williams Scotsman, Inc. 9.875%, 6/1/07..       B                 225           226,688
                                                                         -------------
                                                                               458,875
                                                                         -------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
RCN Corp. Series B 0%, 2/15/08(d).......       B                 500           240,000

TELEPHONE--1.5%
Cox Communcations, Inc. 6.15%,
8/1/03(d)...............................      Baa                375           383,438

Global Crossing Holding Ltd. 144A
9.625%, 5/15/08(b)......................       NR                500           490,000
                                                                         -------------
                                                                               873,438
                                                                         -------------
--------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $13,005,308)                                               12,724,569
--------------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--19.7%

BTC Mortgage Investors Trust 97-S1, D
144A 6.95%, 12/31/09(b).................     BBB(c)              750           750,000

Bear Stearns Mortgage Securities, Inc.
95-1, 1B3 144A 6.471%, 5/25/10(b).......       NR                580           563,607

Bear Stearns Mortgage Securities, Inc.
95-1, 2B3 144A 7.40%, 7/25/10(b)........       NR                464           466,082

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------

CS First Boston Mortgage Securities
Corp. 98-C1, A1B 6.48%, 5/17/08.........      Aaa        $       500     $     507,344

ContiMortgage Home Equity Loan Trust
98-1, B 7.86%, 4/15/29..................      Baa                952           957,950

Criimi Mae Trust I 96-C1, A2 144A 7.56%,
6/30/33(b)..............................     BBB(c)              400           398,000

EQCC Home Equity Loan Trust 96-4, A4
6.47%, 8/15/10..........................      Aaa                530           542,984

G.E. Capital Mortgage Services, Inc.
94-26, B2 6.951%, 7/25/09...............      Baa                242           246,096

IMPAC CMB Trust 98-2, M3 7.25%,
4/25/28.................................      A(c)               904           918,648

Merrill Lynch Mortgage Investors, Inc.
95-C3, A2 6.822%, 12/26/25..............     AAA(c)            1,400         1,452,500

PNC Mortgage Securities Corp. 97-6, A1
6.49%, 10/25/26.........................      Aaa                283           283,622

Prudential Home Mortgage Securities
93-L, 3B2 144A 6.641%, 12/25/23(b)......       NR                250           245,937

Prudential Securities Secured Financing
Corp. 98-C1, A1A1 6.105%, 11/15/02......      Aaa                968           974,336

Residential Asset Securitization Trust
96-A8, A1 8%, 12/25/26..................     AAA(c)              108           108,614

Residential Funding Mortgage Securities,
Inc. I 93-S29, M3 7%, 8/25/08...........     AA(c)               509           520,989

Residential Funding Mortgage Securities,
Inc. I 96-S8, A4 6.75%, 3/25/11.........     AAA(c)               89            89,089

Resolution Trust Corp. 92-C3, B 9.05%,
8/25/23.................................     AA(c)               108           105,244

Resolution Trust Corp. 93-C2, B 7.75%,
3/25/25.................................     AA(c)                99            98,519

Resolution Trust Corp. 94-C1, C 8%,
6/25/26.................................      A(c)               500           503,750

Structured Asset Securities Corp. 95-C1,
D 7.375%, 9/25/24.......................     BBB(c)              500           499,219

6                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------
Triangle Funding Ltd. 98-2A, 3 144A
7.163%, 10/15/04(b).....................     BBB(c)      $       800     $     801,375
--------------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $10,885,080)                                               11,033,905
--------------------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--24.1%
ARGENTINA--4.0%
Republic of Argentina 8.75%, 7/10/02....       Ba                250           197,441
Republic of Argentina 11%, 10/9/06......       Ba                250           249,375
Republic of Argentina Bearer FRB 6.188%,
3/31/05(d)..............................       Ba              2,186         1,816,697
                                                                         -------------
                                                                             2,263,513
                                                                         -------------

BRAZIL--1.1%
Republic of Brazil 6.125%, 4/15/06......       B                 984           638,985

BULGARIA--3.0%
Republic of Bulgaria IAB PDI Euro
6.688%, 7/28/11(d)......................       B               1,100           738,375

Republic of Bulgaria FLIRB Series A
Bearer Euro 2.50%, 7/28/12(d)...........       B               1,700           943,500
                                                                         -------------
                                                                             1,681,875
                                                                         -------------

CROATIA--1.1%
Croatia Series B 6.563%, 7/31/06(d).....      Baa                452           370,959
Croatia Series A 6.563%, 7/31/10(d).....      Baa                300           234,000
                                                                         -------------
                                                                               604,959
                                                                         -------------

ECUADOR--1.5%
Ecuador Bearer PDI Euro, PIK interest
capitalization, 6.625% 2/27/15(d).......       B               1,867           814,579

KOREA--2.4%
Republic of Korea 0%, 4/26/99...........       NR            455,000(e)        325,975
Republic of Korea 8.75%, 4/15/03........       Ba              1,050         1,010,625
                                                                         -------------
                                                                             1,336,600
                                                                         -------------

MEXICO--1.3%
United Mexican States Global Bond
11.375%, 9/15/16........................       Ba                250           250,625

United Mexican States Global Bond
11.50%, 5/15/26.........................       Ba                470           484,100
                                                                         -------------
                                                                               734,725
                                                                         -------------

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------

PANAMA--2.1%
Panama PDI Euro 6.6875%, 7/17/16(d).....      Baa        $       264     $     195,442
Republic of Panama Reg S 7.875%,
2/13/02.................................      Baa              1,000           965,000

Republic of Panama 8.875%, 9/30/27......       Ba                 35            32,288
                                                                         -------------
                                                                             1,192,730
                                                                         -------------

PERU--0.6%
Peru PDI 144A 4%, 3/7/17(b)(d)..........     BB(c)               250           143,750
Peru PDI 4%, 3/7/17(d)..................     BB(c)               300           172,500
                                                                         -------------
                                                                               316,250
                                                                         -------------

POLAND--5.9%
Poland Discount Euro 6.78%,
10/27/24(d).............................      Baa                500           498,750
Poland PDI Bearer 5%, 10/27/14(d).......      Baa              2,125         1,935,078
Poland Treasury Bill 0%, 1/13/99........       NR              2,150(f)        605,454
Poland Treasury Bill 0%, 2/17/99........       NR              1,040(f)        287,744
                                                                         -------------
                                                                             3,327,026
                                                                         -------------

SOUTH AFRICA--0.3%
Republic of South Africa 8.50%,
6/23/17.................................      Baa                200           137,750

VENEZUELA--0.8%
Venezuela FLIRB Series B 6.125%,
3/31/07(d)..............................       B                 810           455,463
--------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $13,893,509)                                               13,504,455
--------------------------------------------------------------------------------------
FOREIGN CORPORATE BONDS--9.0%

ARGENTINA--2.1%
Cia Transporte Energia 144A 8.625%,
4/1/03(b)...............................     BBB(c)              500           447,500

Telefonica De Argentina 144A 9.125%,
5/7/08(b)...............................       Ba                250           221,250

Transportadora de Gas del Sur 10.25%,
4/25/01.................................       Ba                500           490,000
                                                                         -------------
                                                                             1,158,750
                                                                         -------------

BERMUDA--0.1%
AES China Generating Co. Yankee 10.125%,
12/15/06................................       Ba                140            79,100

                       See Notes to Financial Statements                       7

Phoenix Multi-Sector Short Term Bond Fund

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------
BRAZIL--0.5%
Arisco Produtos Alimenticios 144A
10.75%, 5/22/05(b)......................       NR        $       250     $     140,000

Globo Communicacoes Co. 144A 10.625%,
12/5/08(b)..............................       B                 250           135,937
                                                                         -------------
                                                                               275,937
                                                                         -------------
COLOMBIA--1.3%
Financiera Energ Nacional EMTN Euro 9%,
11/8/99.................................     BBB(c)              750           742,500
JAPAN--0.2%
IBJ Preferred Capital Co. LLC 144A
8.79%, 12/29/49(b)(d)...................      Baa                125           100,179

MEXICO--2.7%
Altos Hornos de Mexico Series A 11.375%,
4/30/02.................................       B                 600           294,000

Banco Nacional de Mexico 144A 7.57%,
12/31/00(b).............................       NR                500           498,203

Empresas ICA Sociedad 144A 11.875%,
5/30/01(b)..............................       B                 250           248,750

Grupo Elektra SA de C.V. 12.75%,
5/15/01.................................      B(c)               250           201,250

Vicap SA 10.25%, 5/15/02................       Ba                350           283,500
                                                                         -------------
                                                                             1,525,703
                                                                         -------------
TURKEY--0.3%
Kazkommertsbank International 144A
11.25%, 5/8/01(b).......................       B                 400           190,000

                                            MOODY'S          PAR
                                             RATING         VALUE
                                          (Unaudited)       (000)            VALUE
                                          ------------   -----------     -------------

UNITED KINGDOM--0.9%
Bridas Corp 12.50%, 11/15/99............       Ba        $       500     $     507,500

VENEZUELA--0.9%
PDVSA Finance Ltd. 98-1, 144A 6.45%,
2/15/04(b)..............................       A                 500           482,075
--------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,116,071)                                                 5,061,744
--------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.2%
(IDENTIFIED COST $55,900,021)
                                                                            54,522,671
--------------------------------------------------------------------------------------

                                            STANDARD
                                            & POOR's
                                             RATING
                                          (Unaudited)
                                          ------------
SHORT-TERM OBLIGATIONS--1.4%

COMMERCIAL PAPER--1.4%
Anheuser-Busch Companies, Inc. 5.55%,
11/2/98.................................      A-1+               780           779,880
--------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $779,880)                                                     779,880
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $56,679,901)                                               55,302,551(a)
Cash and receivables, less liabilities--1.4%                                   798,988
                                                                         -------------
NET ASSETS--100.0%                                                       $  56,101,539
                                                                         -------------
                                                                         -------------

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $785,345 and gross depreciation of $2,472,999 for federal income tax purposes. At October 31, 1998, the aggregate cost of securities for federal income tax purposes was $56,990,205.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, these securities amounted to a value of $8,538,239 or 15.2% of net assets.
(c)  As rated by Standard & Poor's, Fitch or Duff & Phelps.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Par value represents South Korean Won.
(f)  Par value represents Polish Zloty.
(g)  All or a portion segregated as collateral.
(h)  When issued.

8                      See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1998

ASSETS
Investment securities at value
  (Identified cost $56,679,901)                               $   55,302,551
Cash                                                                  10,301
Receivables
  Investment securities sold                                       2,454,874
  Interest and dividends                                             816,165
  Fund shares sold                                                   611,787
  Receivable from adviser                                             37,967
                                                              --------------
    Total assets                                                  59,233,645
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,830,411
  Fund shares repurchased                                            102,788
  Income distribution payable                                         56,103
  Distribution fee                                                    18,937
  Transfer agent fee                                                  16,016
  Financial agent fee                                                  5,604
  Trustees' fee                                                        3,600
Accrued expenses                                                      98,647
                                                              --------------
    Total liabilities                                              3,132,106
                                                              --------------
NET ASSETS                                                    $   56,101,539
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   59,732,229
Undistributed net investment income                                   96,898
Accumulated net realized loss                                     (2,350,238)
Net unrealized depreciation                                       (1,377,350)
                                                              --------------
NET ASSETS                                                    $   56,101,539
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $33,211,892)                 7,127,624
Net asset value per share                                              $4.66
Offering price per share $4.66/(1-2.25%)                               $4.77
CLASS B
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $12,224,821)                 2,629,626
Net asset value and offering price per share                           $4.65
CLASS C
Shares of beneficial interest outstanding, $0.01 par value,
  unlimited authorization (Net Assets $10,664,826)                 2,289,972
Net asset value and offering price per share                           $4.66

                            STATEMENT OF OPERATIONS
                          YEAR ENDED OCTOBER 31, 1998

INVESTMENT INCOME
Interest                                                      $    3,835,291
Dividends                                                             55,170
                                                              --------------
    Total investment income                                        3,890,461
                                                              --------------
EXPENSES
Investment advisory fee                                              270,259
Distribution fee, Class A                                             76,534
Distribution fee, Class B                                             87,785
Distribution fee, Class C                                             34,099
Financial agent fee                                                   83,489
Transfer agent                                                        77,808
Registration                                                          67,365
Professional                                                          43,714
Printing                                                              37,969
Custodian                                                             28,289
Trustees                                                              17,519
Miscellaneous                                                         12,313
                                                              --------------
    Total expenses                                                   837,143
    Less expenses borne by investment adviser                       (270,586)
                                                              --------------
    Net expenses                                                     566,557
                                                              --------------
NET INVESTMENT INCOME                                              3,323,904
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                   (2,200,430)
Net realized loss on foreign currency transactions                    (6,844)
Net change in unrealized appreciation (depreciation) on
  investments                                                     (1,377,771)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (3,585,045)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $     (261,141)
                                                              --------------
                                                              --------------

                       See Notes to Financial Statements                       9

Phoenix Multi-Sector Short Term Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended     Year Ended
                                            10/31/98       10/31/97
                                          ------------   ------------
FROM OPERATIONS
  Net investment income                   $  3,323,904   $  1,851,093
  Net realized gain (loss)                  (2,207,274)       863,600
  Net change in unrealized appreciation
    (depreciation)                          (1,377,771)      (213,559)
                                          ------------   ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 (261,141)     2,501,134
                                          ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A            (2,076,744)    (1,358,917)
  Net investment income, Class B              (750,987)      (500,332)
  Net investment income, Class C              (439,980)        (2,174)
  Net realized gains, Class A                 (623,397)            --
  Net realized gains, Class B                 (231,491)            --
  Net realized gains, Class C                  (40,577)            --
                                          ------------   ------------
  DECREASE IN NET ASSETS RESULTING FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (4,163,176)    (1,861,423)
                                          ------------   ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (6,014,412 and 5,033,530 shares,
    respectively)                           29,551,389     25,379,012
  Net asset value of shares issued from
    reinvestment of distributions
    (481,339 and 229,749 shares,
    respectively)                            2,357,562      1,158,643
  Cost of shares repurchased (5,014,505
    and 2,409,066 shares, respectively)    (24,593,058)   (12,117,223)
                                          ------------   ------------
Total                                        7,315,893     14,420,432
                                          ------------   ------------
CLASS B
  Proceeds from sales of shares
    (1,098,057 and 1,104,864 shares,
    respectively)                            5,370,293      5,561,801
  Net asset value of shares issued from
    reinvestment of distributions
    (150,247 and 69,536 shares,
    respectively)                              735,674        350,687
  Cost of shares repurchased (656,994
    and 346,945 shares, respectively)       (3,148,967)    (1,753,224)
                                          ------------   ------------
Total                                        2,957,000      4,159,264
                                          ------------   ------------
CLASS C
  Proceeds from sales of shares
    (3,178,002 and 113,197 shares,
    respectively)                           15,654,043        583,290
  Net asset value of shares issued from
    reinvestment of distributions
    (90,036 and 334 shares,
    respectively)                              436,654          1,698
  Cost of shares repurchased (1,091,595
    and 2 shares, respectively)             (5,287,237)           (10)
                                          ------------   ------------
Total                                       10,803,460        584,978
                                          ------------   ------------
  INCREASE IN NET ASSETS FROM SHARE
    TRANSACTIONS                            21,076,353     19,164,674
                                          ------------   ------------
  NET INCREASE IN NET ASSETS                16,652,036     19,804,385
NET ASSETS
  Beginning of period                       39,449,503     19,645,118
                                          ------------   ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME OF
    $96,898 AND $12,416, RESPECTIVELY]    $ 56,101,539   $ 39,449,503
                                          ------------   ------------
                                          ------------   ------------

10                     See Notes to Financial Statements

Phoenix Multi-Sector Short Term Bond Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                       ------------------------------------------------------------------
                                                             YEAR ENDED OCTOBER 31
                                       ------------------------------------------------------------------
                                             1998          1997          1996          1995          1994
Net asset value, beginning of period   $     5.06    $     4.91    $     4.74    $     4.61    $     4.91
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                      0.34(2)       0.34(2)       0.33(2)       0.33(2)       0.29(2)
  Net realized and unrealized gain
    (loss)                                  (0.29)         0.14          0.17          0.13         (0.26)
                                            -----         -----         -----         -----         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.05          0.48          0.50          0.46          0.03
                                            -----         -----         -----         -----         -----
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.34)        (0.33)        (0.33)        (0.33)        (0.29)
  Dividends from net realized gains         (0.11)           --            --            --         (0.03)
  Tax return of capital                        --            --            --            --         (0.01)
                                            -----         -----         -----         -----         -----
      TOTAL DISTRIBUTIONS                   (0.45)        (0.33)        (0.33)        (0.33)        (0.33)
                                            -----         -----         -----         -----         -----
CHANGE IN NET ASSET VALUE                   (0.40)         0.15          0.17          0.13         (0.30)
                                            -----         -----         -----         -----         -----
NET ASSET VALUE, END OF PERIOD         $     4.66    $     5.06    $     4.91    $     4.74    $     4.61
                                            -----         -----         -----         -----         -----
                                            -----         -----         -----         -----         -----
Total return(1)                              0.85%        10.08%        10.91%        10.27%         0.40%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $33,212       $28,557       $13,702        $9,303        $9,371

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.00%         1.00%         1.00%         1.00%         1.00%
  Net investment income                      6.90%         6.54%         6.88%         7.07%         5.99%
Portfolio turnover                            126%          246%          232%          344%          121%

                                                          CLASS B                                             CLASS C
                             ------------------------------------------------------------------    ------------------------------
                                                   YEAR ENDED OCTOBER 31                              YEAR         FROM INCEPTION
                             ------------------------------------------------------------------      ENDED           10/1/97 TO
                                1998          1997          1996          1995          1994        10/31/98          10/31/97
Net asset value, beginning
  of period                  $     5.06    $     4.91    $     4.74    $     4.61    $     4.91    $    5.06       $      5.15
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income            0.31(2)       0.31(2)       0.31(2)       0.30(2)       0.27(2)      0.34(3)           0.03(3)
  Net realized and
    unrealized gain (loss)        (0.29)         0.15          0.17          0.13         (0.26)       (0.30)            (0.09)
                                  -----         -----         -----         -----         -----        -----             -----
      TOTAL FROM
        INVESTMENT
        OPERATIONS                 0.02          0.46          0.48          0.43          0.01         0.04             (0.06)
                                  -----         -----         -----         -----         -----        -----             -----
LESS DISTRIBUTIONS
  Dividends from net
    investment income             (0.32)        (0.31)        (0.31)        (0.30)        (0.27)       (0.33)            (0.03)
  Dividends from net
    realized gains                (0.11)           --            --            --         (0.03)       (0.11)               --
  Tax return of capital              --            --            --            --         (0.01)          --                --
                                  -----         -----         -----         -----         -----        -----             -----
      TOTAL DISTRIBUTIONS         (0.43)        (0.31)        (0.31)        (0.30)        (0.31)       (0.44)            (0.03)
                                  -----         -----         -----         -----         -----        -----             -----
CHANGE IN NET ASSET VALUE         (0.41)         0.15          0.17          0.13         (0.30)       (0.40)            (0.09)
                                  -----         -----         -----         -----         -----        -----             -----
NET ASSET VALUE, END OF
  PERIOD                     $     4.65    $     5.06    $     4.91    $     4.74    $     4.61    $    4.66       $      5.06
                                  -----         -----         -----         -----         -----        -----             -----
                                  -----         -----         -----         -----         -----        -----             -----
Total return(1)                    0.12%         9.51%        10.36%         9.71%        (0.03)%       0.59%            (1.30)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                   $12,225       $10,318        $5,943        $4,659        $6,418      $10,665              $575

RATIO TO AVERAGE NET
  ASSETS OF:
  Operating expenses               1.50%         1.50%         1.50%         1.50%         1.45%        1.25%             1.25%(4)
  Net investment income            6.44%         6.05%         6.38%         6.59%         5.74%        6.70%             5.51%(4)
Portfolio turnover                  126%          246%          232%          344%          121%         126%              246%

(1)  Maximum sales charges are not reflected in the total return calculation.
(2) Includes reimbursement of operating expenses by investment adviser of $0.03, $0.04, $0.06, $0.08 and $0.08, respectively for Class A and B.
(3) Includes reimbursement of operating expenses by investment adviser of $0.03 and $0.04, respectively.
(4)  Annualized
(5)  Not annualized

                       See Notes to Financial Statements                      11

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Multi-Sector Short Term Bond Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide high current income relative to short-term alternatives, while attempting to limit fluctuations in the net asset value of Fund shares resulting from movements in interest rates. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 2.25%. Class B shares are sold with a contingent deferred sales charge which declines from 2% to zero depending on the period of time the shares are held. Class C shares are sold with no sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

  The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

PHOENIX MULTI-SECTOR SHORT TERM BOND FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998 (CONTINUED)

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998, National Securities and Research Corporation assigned its investment advisory agreement to Phoenix Investment Counsel, Inc. ("PIC"), both an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is entitled to a fee at an annual rate of 0.55% of the average daily net assets of the Fund. The Adviser has agreed to assume expenses of the Fund in excess of 1.00%, 1.50% and 1.25% of the average aggregate daily net asset value of Class A, Class B and Class C shares, respectively. For the year ended October 31, 1998, the Adviser has reimbursed the Fund $270,586 for such expenses.

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $6,286 for Class A shares and deferred sales charges of $15,602 for Class B shares for the year ended October 31, 1998. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 0.75% for Class B shares and 0.50% for Class C shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended October 31, 1998, $82,753 was earned by the Distributor, $98,625 was paid to unaffiliated participants, and $17,040 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998 PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the year ended October 31, 1998, transfer agent fees were $77,808 of which PEPCO retained $2,342 which is net of the fees paid to State Street.

  At October 31, 1998, PHL and affiliates held 30,711 Class A shares and 21,302 Class C shares of the Fund with a combined value of $242,381.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities, for the year ended October 31, 1998, aggregated $82,322,459 and $59,791,594, including $22,036,705 and $25,721,480, respectively, of U.S. Government and agency securities.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risk than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

5. CAPITAL LOSS CARRYFORWARDS

  At October 31, 1998, the Fund had a capital loss carryover of $2,039,934, expiring in 2006, which may be used to offset future capital gains.

6. RECLASSIFICATION OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of October 31, 1998, the Fund increased undistributed net investment income by $28,289, decreased accumulated net realized gain by $58,706, and increased capital paid in on shares of capital stock by $30,417.

TAX INFORMATION NOTICE (UNAUDITED)
LONG-TERM CAPITAL GAINS

  The Fund hereby designates $89,590, including $39,092 of 28% rate-gain distributions, as a long-term capital gain dividend for purposes of the dividend paid deduction on its federal income tax return.

  This report is not authorized for distribution to prospective investors in the Phoenix Multi-Sector Short Term Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[PRICEWATERHOUSECOOPERS LOGO]

To the Trustees and Shareholders of
Phoenix Multi-Sector Short Term Bond Fund

   In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Multi-Sector Short Term Bond Fund (the "Fund") at October 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
December 17, 1998

PHOENIX MULTI-SECTOR
SHORT TERM BOND FUND
101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Daizell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

TRANSFER AGENT
Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US

The Fund Connection               1-800-243-1574
Customer Service                  1-800-243-1574 (option 0)
Investment Strategy Hotline       1-800-243-4361 (option 2)
Marketing Department              1-800-243-4361 (option 3)
Text Telephone                    1-800-243-1926

Internet access:
WWW.PHOENIXINVESTMENTS.COM

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Enfield CT 06083-2200                                            PAID
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                                            PXP 681 (12/98)